Short-Term Loans From Third Party (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Abstract]
Short-term loan principal (see Note 10)	$ 30,012
Less: original issue discount	(3,000)
Less: Fair value of derivative instrument	(9,000)
Short-term Debt	$ 18,012